11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Deferred tax assets

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follows:

	2012	2011
Deferred tax assets (liabilities)
Net operating loss carry-forwards	$1,009,000	$962,000
Capital losses	5,000	5,000
Office equipment	12,500	12,500
Oil and gas properties	281,000	281,000
Asset retirement obligation	41,500	34,000
	1,349,000	1,294,500
Valuation allowance	(1,349,000)	(1,294,500)
Net deferred tax asset	$–	$–

(Benefit) provision for income taxes

The (benefit) provision for income taxes differs from the amount of income tax determined by applying the applicable Canadian statutory federal income tax rate to pre-tax loss as a result of the following differences:

	2012	2011	2010
Statutory federal income tax rate	(25%)	(27%)	(29%)
Change in valuation allowance	(5%)	(5%)	(10%)
Non-deductible stock-based compensation	1%	2%	1%
Non-deductible change in fair value of derivative Liability	30%	30%	36%
Effect of foreign exchange	1%	2%	3%
Effect of reduction in income tax rate	(2%)	(2%)	(1%)
	-%	-%	-%